Expense Example - Essential 40 Stock ETF - Essential 40 Stock ETF	Sep. 22, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 72
Expense Example, with Redemption, 3 Years	227
Expense Example, with Redemption, 5 Years	397
Expense Example, with Redemption, 10 Years	$ 887